Finance Costs (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Finance Costs

	Note	2016	2017	2018
Finance costs:
- Interest on bank loans repayable within 5 years		2,730	3,378	908
- Interest on corporate bonds, promissory notes and commercial papers repayable within 5 years		2,885	2,403	1,113
- Interest on related party loans repayable within 5 years		—	73	33
- Interest on bank loans repayable over 5 years		62	53	47
- Less: Amounts capitalized in CIP	15	(769)	(670)	(534)

Total interest expense		4,908	5,237	1,567
- Net exchange (gain)/loss		(260)	231	(80)
- Others		369	266	138

		5,017	5,734	1,625